UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                    | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         PI Invesmtent Management Limited
Address:      5th Floor, Alexandra House, The Sweepstakes
              Ballsbridge, Dublin 4, Ireland

Form 13F File Number: 28-11988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         David Boal
Title:        Managing Director
Phone:        011 353 1 6699220


Signature, Place and Date of Signing:


/s/ David Boal                  Dublin, Ireland           04/28/08
------------------              ---------------           -----------------
  [Signature]                   [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: 591,172
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE      NO OF   INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    SHARES  DSCRETN   MANAGERS     SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------      --------   --------
AFLAC INC COM STK USD0.10      Common           001055102 31,075      483,133 Sole      None         483,133
ALTRIA GROUP INC COM
  USD0.333333                  Common           02209S103 42,954      581,790 Sole      None         581,790
AUTO DATA PROCESS COM STK
  USD0.10                      Common           053015103 15,576      372,713 Sole      None         372,713
BECTON DICKINSON COM STK USD1  Common           075887109 15,239      174,692 Sole      None         174,692
CISCO SYSTEMS COM USD0.001     Common           17275R102 16,559      687,653 Sole      None         687,653
CITIGROUP INC                  Common           172967101  9,809      470,883 Sole      None         470,883
EMERSON ELECTRIC CO            Common           291011104 27,389      535,148 Sole      None         535,148
EXXON MOBIL CORP COM STK NPV   Common           30231G102 15,755      184,869 Sole      None         184,869
FISERV INC COM STK USD0.01     Common           337738108 13,971      292,526 Sole      None         292,526
GEN DYNAMICS CORP COM STK USD1 Common           369550108 37,796      453,410 Sole      None         453,410
GEN ELEC CO COM STK USD0.06    Common           369604103 31,430      858,519 Sole      None         858,519
HEWLETT-PACKARD CO             Common           428236103 13,907      301,735 Sole      None         301,735
ILLINOIS TOOL WKS COM STK NPV  Common           452308109 12,985      271,131 Sole      None         271,131
JOHNSON & JOHNSON COM STK USD1 Common           478160104 62,288      970,518 Sole      None         970,518
JOHNSON CONTROLS COM
  USD0.16 2/3                  Common           478366107 20,721      625,452 Sole      None         625,452
MCDONALDS CORPORATION NPV      Common           580135101 15,272      275,274 Sole      None         275,274
MEDTRONIC INC COM STK USD0.10  Common           585055106 16,923      353,586 Sole      None         353,586
MICROSOFT CORP                 Common           594918104 12,686      454,542 Sole      None         454,542
NIKE INC CLASS B COM STK NPV   Common           654106103 20,248      307,444 Sole      None         307,444
OMNICOM GROUP INC.             Common           681919106 20,842      469,405 Sole      None         469,405
PRAXAIR INC COM STK USD0.01    Common           74005P104 17,123      206,971 Sole      None         206,971
REPUBLIC SERVICES INC          Common           760759100 13,358      461,881 Sole      None         461,881
ROCKWELL COLLINS I COM STK
  USD0.01                      Common           774341101 22,733      395,976 Sole      None         395,976
TARGET CORP COM USD0.0833      Common           87612E106 13,515      271,984 Sole      None         271,984
WAL MART STORES INC            Common           931142103 35,224      675,819 Sole      None         675,819
WALGREEN CO COM STK
  USD0.078125                  Common           931422109 17,685      472,487 Sole      None         472,487
WELLS FARGO & CO COM STK
  USD1 2/3                     Common           949746101 18,109      616,991 Sole      None         616,991


